CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 229,829	$ 246,102	$ 998,228	$ 768,133	$ 1,161,106	$ 2,352,167
Cost of Sales	165,734	281,419	619,173	715,739	784,730	1,701,353
Gross Profit	64,095	(35,317)	379,055	52,394	376,376	650,814
Operating Expenses:
Payroll	48,327	39,730	157,457	151,341	218,339	321,497
Stock based compensation	21,300	0	157,621	14,500
Payroll Taxes					43,667	62,820
Consulting expense	0	25,019	36,000	45,028	81,028	48,459
Corporate expense	14,533	13,998	38,653	32,449
Insurance	22,429	40,429	38,693	60,239	60,239	62,193
Professional fees		45,273	34,600	92,564	106,624	264,649
Rent	6,040	8,311	6,040	25,536	31,580	34,724
Other selling and administrative expense	95,551	17,099	228,527	233,612	305,163	319,056
Total operating expense	208,180	189,859	697,591	655,269	846,640	1,113,398
Net income (Loss) from operations	(144,085)	(225,176)	(318,536)	(602,875)	(470,264)	(462,584)
Other expenses:
Interest expense, net	(16,027)	(20,975)	(47,183)	(37,657)	(37,657)	(306,356)
	0	(25,836)	0	0	0	0
Change in derivative liability (Gain) Loss	0	(157,575)	0	(157,575)	(13,629)	(48,453)
Derivative Finance fees	0	1,605	(49,623)	(1,055)	(3,209)	(318,972)
Gain (Loss) on extinguishment of debt	0	0	206,047	0	0	244,712
Total other income (expense)	(16,027)	(202,781)	109,241	(196,287)	(54,495)	(918,493)
Gain (Loss) on extinguishment of debt	0	0	(206,047)	0	0	(244,712)
Net income (Loss) before provision for income taxes					(524,759)	(1,381,077)
Provision for income tax					0	0
Net income (loss)	$ (160,112)	$ (427,957)	$ (209,295)	$ (799,162)	$ (524,759)	$ (1,381,077)
Net income (loss) Per Share (Basic and Fully Diluted) (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.08)	$ (0.01)	$ (0.01)
Weighted average number of common shares used in the calculation (in Shares)	43,082,263	175,754	55,684,597	221,232	8,293,933	539,257